Earnings/(Loss) per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings/(Loss) per Share	Earnings/(Loss) per Share
Basic earnings/(loss) per share is calculated by dividing the Group's net income or loss for the year attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding, net of treasury shares.
Diluted EPS is calculated by dividing the Group's net income or loss for the year by the weighted average number of ordinary shares outstanding, net of treasury shares, plus the weighted average number of ordinary shares that would be issued at conversion of all the dilutive potential ordinary shares into ordinary shares. Dilutive effects arise from equity-settled shares from the Group's share-based plans.
For the years ended December 31, 2023, 2022 and 2021, the Group incurred a net loss and therefore all outstanding potential securities were considered anti-dilutive. The amount of potential securities that were excluded from the diluted calculation amounted to 1,509,900, 3,134,131 and 6,553,905 shares, respectively.
Earnings/(Loss) Attributable to Owners of the Group:

	2023		2022		2021
	Basic $	Diluted $	Basic $	Diluted $	Basic $	Diluted $
Income/(loss) for the year, attributable to the owners of the Group	(65,697)	(65,697)	(50,354)	(50,354)	(60,558)	(60,558)
Weighted-Average Number of Ordinary Shares:

	2023		2022		2021
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Issued ordinary shares at January 1,	278,566,306	278,566,306	287,796,585	287,796,585	285,885,025	285,885,025
Effect of shares issued & treasury shares purchased	(2,263,773)	(2,263,773)	(3,037,150)	(3,037,150)	705,958	705,958
Weighted average number of ordinary shares at December 31,	276,302,533	276,302,533	284,759,435	284,759,435	286,590,983	286,590,983
Earnings/(Loss) per Share:

	2023		2022		2021
	Basic $	Diluted $	Basic $	Diluted $	Basic $	Diluted $
Basic and diluted earnings/(loss) per share	(0.24)	(0.24)	(0.18)	(0.18)	(0.21)	(0.21)